FAIR VALUE MEASUREMENTS - Additional information (Details) - Roth CH Acquisition V Co. - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Interest earned on the Trust Account	$ 132,152	$ 1,511,689
Amount withdrawn for redemption of shares		102,900,344
US Mutual Funds
FAIR VALUE MEASUREMENTS
U.S. Mutual funds held in trust account	$ 17,928,070	$ 16,978,160	$ 118,377,460